UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Mountain Pacific Investment Advisers, Inc.
Address:	877 Main St.  Suite 704
		Boise, ID  83702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rod MacKinnon
Title:	Secretary/Treasurer
Phone:	208-336-1422
Signature, Place, and Date of Signing:

	Rod MacKinnon	Boise, Idaho	October 15, 1999

Report Type (Check only one.)

[x]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	78
Form 13F Information Table Value Total:	$286936

List of Other Included Managers:

	NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109      229  5264.00 SH       SOLE                  5264.00
Abbott Laboratories            COM              002824100     2842 77475.00 SH       SOLE                 77475.00
Airgas Inc                     COM              009363102     1200 103200.00SH       SOLE                103200.00
Albertson's Inc                COM              013104104     2949 74535.34 SH       SOLE                 74535.34
American Home Products         COM              026609107      784 18900.00 SH       SOLE                 18900.00
Analysts International         COM              032681108     2411 232425.00SH       SOLE                232425.00
Ansaldo Signal NV              COM              N05515106      189 72000.00 SH       SOLE                 72000.00
Applied Power Inc Cl A         COM              038225108     2861 94200.00 SH       SOLE                 94200.00
AptarGroup Inc                 COM              038336103     9815 366900.00SH       SOLE                366900.00
Arrow Electronics, Inc         COM              042735100     2689 152550.00SH       SOLE                152550.00
BISYS Group Inc                COM              055472104     3283 70000.00 SH       SOLE                 70000.00
BJ's Wholesale Club, Inc       COM              15548J106      443 15000.00 SH       SOLE                 15000.00
Baldor Electric                COM              057741100     5964 314918.00SH       SOLE                314918.00
Bank One Corp                  COM              06423A103     1859 53392.00 SH       SOLE                 53392.00
Bed Bath & Beyond Inc          COM              075896100      238  6800.00 SH       SOLE                  6800.00
Bristol-Myers Squibb Co        COM              110122108      240  3550.00 SH       SOLE                  3550.00
CCB Financial Corp             COM              124875105      416 10000.00 SH       SOLE                 10000.00
Cendant Corp                   COM              151313103      198 11132.00 SH       SOLE                 11132.00
Centennial Bancorp             COM              15133T104      318 27389.00 SH       SOLE                 27389.00
Coca Cola Co                   COM              191216100      523 10829.25 SH       SOLE                 10829.25
Comcast Corp Cl A SPL          COM              200300200      295  7400.00 SH       SOLE                  7400.00
Comerica Inc                   COM              200340107     1600 31601.19 SH       SOLE                 31601.19
Compass Bancshares Inc         COM              20449H109     2994 119750.00SH       SOLE                119750.00
Computer Task Group            COM              205477102      709 48100.00 SH       SOLE                 48100.00
Concord EFS Inc                COM              206197105      325 15750.00 SH       SOLE                 15750.00
Conmed Corp                    COM              207410101     2450 100000.00SH       SOLE                100000.00
Costco Wholesale Corp          COM              22160K105      965 13400.00 SH       SOLE                 13400.00
Covance Inc                    COM              222816100     1690 174450.00SH       SOLE                174450.00
Danaher Corp                   COM              235851102    15232 289100.00SH       SOLE                289100.00
Donaldson Co                   COM              257651109     8605 371100.00SH       SOLE                371100.00
Electronic Data Systems Corp   COM              285661104      761 14372.00 SH       SOLE                 14372.00
Equifax Inc                    COM              294429105     8187 291105.79SH       SOLE                291105.79
Exxon Corp                     COM              302290101     1235 16256.00 SH       SOLE                 16256.00
FIserv Inc                     COM              337738108    12569 386734.00SH       SOLE                386734.00
Fifth Third Bancorp            COM              316773100     1809 29730.00 SH       SOLE                 29730.00
First American Corp            COM              318900107     3439 79050.00 SH       SOLE                 79050.00
First Data Corp                COM              319963104    12682 289053.00SH       SOLE                289053.00
First Security Corp            COM              336294103      732 30784.00 SH       SOLE                 30784.00
General Electric Co            COM              369604103      544  4588.00 SH       SOLE                  4588.00
Hannaford Bros. Co             COM              410550107    11119 157850.00SH       SOLE                157850.00
Henry Schein Inc               COM              806407102      435 30500.00 SH       SOLE                 30500.00
Hewlett-Packard Co             COM              428236103      299  3300.00 SH       SOLE                  3300.00
Home Depot Inc                 COM              437076102      739 10772.00 SH       SOLE                 10772.00
IdaCorp Inc                    COM              451107106      232  7700.00 SH       SOLE                  7700.00
Idex Corp                      COM              45167R104     8945 315924.00SH       SOLE                315924.00
Infinity Broadcasting Corp Cl  COM              45663G107     1490 50825.00 SH       SOLE                 50825.00
Intel Corp                     COM              458140100      639  8600.00 SH       SOLE                  8600.00
International Business Machine COM              459200101     2021 16700.00 SH       SOLE                 16700.00
Littelfuse Inc                 COM              537008104     1847 83000.00 SH       SOLE                 83000.00
Lucent Technologies Inc        COM              549463107     2477 38188.00 SH       SOLE                 38188.00
MBNA Corp                      COM              55262L100      307 13460.25 SH       SOLE                 13460.25
MediaOne Group Inc             COM              58440J104      280  4100.00 SH       SOLE                  4100.00
Merck & Co                     COM              589331107     2714 41872.00 SH       SOLE                 41872.00
Metro Information Services Inc COM              59162P104     1448 113000.00SH       SOLE                113000.00
National City Corp             COM              635405103     9078 340150.00SH       SOLE                340150.00
North Fork Bancorp             COM              659424105     9471 485675.00SH       SOLE                485675.00
Old Kent Financial Corp        COM              679833103      919 24767.00 SH       SOLE                 24767.00
Omnicare Inc                   COM              681904108      691 71800.00 SH       SOLE                 71800.00
Pfizer Inc                     COM              717081103     3153 87900.00 SH       SOLE                 87900.00
RPM Inc                        COM              749685103     3342 274240.00SH       SOLE                274240.00
Robert Half International Inc  COM              770323103      451 18975.00 SH       SOLE                 18975.00
Royal Dutch Petroleum Co       COM              780257804      209  3540.00 SH       SOLE                  3540.00
Schwab, Charles Corp           COM              808513105      201  6000.00 SH       SOLE                  6000.00
Sealed Air Corp                COM              81211K100    14022 273275.00SH       SOLE                273275.00
St. Paul Bancorp Inc           COM              792848103      700 30600.00 SH       SOLE                 30600.00
Teleflex Inc                   COM              879369106    14470 366900.00SH       SOLE                366900.00
Tellabs Inc                    COM              879664100      251  4400.00 SH       SOLE                  4400.00
Tiffany & Co                   COM              886547108      497  8300.00 SH       SOLE                  8300.00
Tyco International             COM              902124106    37260 360875.00SH       SOLE                360875.00
U.S. Bancorp                   COM              902973106    16207 536865.00SH       SOLE                536865.00
U.S. Foodservice               COM              90331R101     2909 161600.00SH       SOLE                161600.00
Universal Health Services      COM              913903100     2261 87400.00 SH       SOLE                 87400.00
Viad Corp                      COM              92552R109     1419 48100.00 SH       SOLE                 48100.00
Watsco, Inc                    COM              942622200      988 86850.00 SH       SOLE                 86850.00
Wesco International            COM              95082P105      353 25000.00 SH       SOLE                 25000.00
Westamerica Bancorp            COM              957090103     1709 56500.00 SH       SOLE                 56500.00
Zions Utah Bancorp             COM              989701107    15063 273250.00SH       SOLE                273250.00
eSoft, Inc                     COM              296904105       47 10859.00 SH       SOLE                 10859.00